Leasing Activity, Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
ROU assets	$ 3,837	$ 3,805
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Lease liabilities	$ 4,465	$ 4,476
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities